Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Statement of Financial Position [Abstract]
Property and equipment, accumulated depreciation	$ 236,717	$ 195,339	$ 139,457
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	112,491,784	112,491,784
Common stock, shares issued	40,217,645	33,452,684	33,434,685
Common stock, shares outstanding	39,969,233	33,204,272
Preferred stock, shares authorized	50,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Treasury stock, shares	248,412	248,412	248,412